Loans and Allowance for Credit Losses, Loans by Credit Quality Indicator, Commercial (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	$ 30,968	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	799,574	769,631	757,267	782,770	864,830
Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	259	399	718	1,911	4,580
Loans	187,759	167,216	151,284	158,352	202,469
Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	1,970	3,270	2,855	4,137	5,803
Loans	106,340	105,975	99,435	97,527	94,923
Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	877	1,745	2,949	5,207	6,462
Loans	16,904	19,382	25,333	36,978	42,861
Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	0	0
Loans	12,424	13,117	13,094	14,210	15,829
Foreign Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	871	1,353	1,413	1,733	1,859
Loans	37,771	39,760	32,912	29,398	33,882
Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Purchased Credit Impaired Loans	3,977	6,767	7,935	12,988	18,704
Loans	361,198	345,450	322,058	336,465	389,964
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	187,500	166,817
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	169,293	144,980
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	18,207	21,837
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	104,370	102,705
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	87,183	80,215
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	17,187	22,490
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	16,027	17,637
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,224	10,865
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	3,803	6,772
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,424	13,117
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	11,787	12,455
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	637	662
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	36,900	38,407
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	35,380	36,567
Loans Excluding Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	1,520	1,840
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	357,221	338,683
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Pass [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	315,867	285,082
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member] | Criticized [Member]
Loans and Leases Receivable Disclosure [Abstract]
Loans, excluding Purchased Credit Impaired Loans	$ 41,354	$ 53,601